FAIR VALUE DISCLOSURES (Details) - JPY (¥) ¥ in Thousands	Jun. 30, 2024	Jun. 30, 2023
FAIR VALUE DISCLOSURES
Investments in marketable securities	¥ 20,844	¥ 7,867